Note 7 - Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)
Area of Real Estate Property (Square Foot) | ft²	8,400
Operating Leases, Rent Expense, Total	$ 166,577	$ 161,673
Lessee, Operating Lease, Liability, to be Paid, Year One	171,213
Lessee, Operating Lease, Liability, to be Paid, Year Two	176,356
Unrecorded Unconditional Purchase Obligation, Total	190,000
Unrecorded Unconditional Purchase Obligation Reimbursable, Amount	$ 165,500